Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
OPERATING ACTIVITIES
Net loss	$ (15,669,093)	$ (18,169,070)	$ (5,952,875)
Discontinued operations, net of tax			(5,481,757)
Net loss, continuing operations	(15,669,093)	(18,169,070)	(11,434,632)
Adjustments for:
Depreciation of property and equipment (Note 6)	840,366	631,263	166,342
Amortization of patents and licenses (Note 7)	69,560	65,782	61,671
Amortization of right of use asset (Note 8)	190,596	116,057	15,683
Amortization of debt issuance cost (Note 10)			372,340
Impairment of long lived assets (Note 22)			1,764,459
Accretion of debt discount on convertible debentures and non-cash interest (Notes 8 and 10)	213,843	524,095	280,829
Stock-based compensation (Note 13)	4,534,370	3,612,945	2,888,141
Income tax recovery (Notes 24)			(292,740)
Non-cash settled operating costs (Notes 6 and 11)	13,814	910,738
Credit loss on receivable from the sale of discontinued operations (Note 3)		2,500,000
Gain on lease modification (Note 8)		(786)
Non-cash foreign exchange		161,000
Gain on contribution of intellectual property to joint venture (Note 5)	(2,587,500)
Share of loss in joint venture (Note 5)	1,142,249
Forgiveness of covid-19 government support loans (Note 25)	(186,747)
Total adjustments to reconcile profit (loss)	(11,438,542)	(9,647,976)	(6,177,907)
Net change in non-cash working capital accounts:
Prepaid and other current assets	134,926	232,522	(685,667)
Accounts payable and accrued liabilities	70,323	(22,510)	420,457
Cash flows from operating activities, continuing operations	(11,233,293)	(9,437,964)	(6,443,117)
Cash flows from operating activities, discontinued operations			(2,951,104)
Net cash flows from (used in) operating activities	(11,233,293)	(9,437,964)	(9,394,221)
INVESTING ACTIVITIES
Purchase of short-term investments (Note 2)	(6,366,828)
Proceeds from the sale of discontinued operations (Note 21)		15,500,000
Purchase of property and equipment (Note 6)	(771,523)	(1,521,788)	(445,678)
Purchase of patents and licenses (Note 7)	(159,359)	(52,075)	(77,037)
Cash flows from investing activities, continuing operations	(7,297,710)	13,926,137	(522,715)
Cash flow from investing activities, discontinued operations			5,908,623
Net cash flows from (used in) investing activities	(7,297,710)	13,926,137	5,385,908
FINANCING ACTIVITIES
Issue of common shares for cash, net of issue costs (Note 11)	26,791,311	1,088,450	60,028
Payment of lease liability (Note 8)	(237,634)	(144,142)	(19,162)
Proceeds from covid-19 government support loans (Note 25)		218,151
Proceeds from convertible debentures, net of issue costs paid in cash (Note 10)			3,352,849
Proceeds from loan payable and promissory note (Note 10)			4,000,000
Repayment of loan payable and promissory note (Note 10)			(4,000,000)
Cash flows from financing activities, continuing operations	26,553,677	1,162,459	3,393,715
Cash flow from financing activities, discontinued operations			(258,460)
Net cash flows from (used in) financing activities	26,553,677	1,162,459	3,135,255
Effect of exchange rate on cash, continuing operations	46,207	(205,867)	(252,671)
Effect of exchange rate on cash, discontinued operations			(14,010)
Effect of exchange rate on cash	46,207	(205,867)	(266,681)
Net change in cash and cash equivalents, continuing operations	8,068,881	5,444,765	(3,824,788)
Net change in cash and cash equivalents, discontinued operations			2,685,049
Cash and cash equivalents, beginning of year	6,872,894	1,428,129	2,567,868
Cash and cash equivalents, end of year	$ 14,941,775	$ 6,872,894	$ 1,428,129